Developed and Undeveloped Acreage (Including Both Leases and Concessions) Held (Detail) a in Thousands	Jun. 30, 2020 a
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,396
Developed acreage, Net	916
Undeveloped acreage, Gross	5,536
Undeveloped acreage, Net	4,524
Australia [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,152
Developed acreage, Net	823
Undeveloped acreage, Gross	766
Undeveloped acreage, Net	279
United States [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	98
Developed acreage, Net	36
Undeveloped acreage, Gross	844
Undeveloped acreage, Net	800
Other countries [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	146
Developed acreage, Net	57
Undeveloped acreage, Gross	3,926
Undeveloped acreage, Net	3,445